MEMBERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
MEMBERS' EQUITY
12.	MEMBERS’ EQUITY

Common Units

The Company had 2,149,218,614 Class A Common Units issued and outstanding as of each of December 31, 2020 and March 31, 2021. The Class A Common Units are held by Holdco, Silver Lake, and other investors. The Class A Common Units have no par value assigned to them.

During the three months ended March 31, 2020, the Company issued 8,766,738 Class A Common Units to Silver Lake as part of the Zuffa distribution discussed below.

Profits Units

The Company had 314,123,415 and 313,827,410 Profits Units issued and outstanding as of December 31, 2020 and March 31, 2021, respectively. Other than certain Profits Units held by key executives, Profits Units are not entitled to participate in operating distributions unless otherwise elected by the Board. Certain Profits Units are designated as Catch-Up Profits Units and are entitled to certain “catch up” distributions once the distribution threshold applicable to such Catch-Up Profits Units has been met. All Profits Units have no par value assigned to them.

Non-controlling Interests

In January 2020, the Board of Zuffa approved the payment of a distribution in the amount of $300.0 million to Zuffa common unit and profits unit holders. During the three months ended March 31, 2020, Zuffa authorized a total of $201.9 million, of which $195.2 million was paid and $6.7 million was deferred as of March 31, 2020. In lieu of cash, the Company issued 8,766,738 Class A Common Units at fair value to Silver Lake for $26.5 million and issued a convertible promissory note to Silver Lake for $15.9 million. This resulted in the Company retaining $135.0 million of the $195.2 million distribution paid during the three months ended March 31, 2020. The remaining portion of the distribution was authorized and paid during the remainder of 2020.

13. MEMBERS’ EQUITY

Pursuant to the terms of the Operating Agreement, the business and affairs of the Company are managed, operated, and controlled by a board of directors (the “Board”). Subject to the terms of the Operating Agreement, all voting power and management rights of the Company are vested in the Board. The Company has three principal classes of membership interests outstanding: Common Units (Class A), Profits Units and Investment Incentive Units. Other than the rights of Holdco and Silver Lake to appoint the members of the Board (subject to certain ownership thresholds), the owners of the membership interests generally do not have voting rights.

As of December 31, 2019 and 2020, 100 Investment Incentive Units were issued and outstanding and held by Holdco, and represent preference amounts that would be allocated to Investment Incentive unitholders in a sale of certain investments. No income has been allocated in respect of these Investment Incentive Units, as there have been no material sales of such investments underlying such Investment Incentive Units.

The debts, obligations and liabilities of the Company, whether arising in contract, tort or otherwise, are solely attributable to the Company, and no member shall be personally obligated for any such debt, obligation or liability of the Company.

Common Units

The Company had 2,149,898,092 and 2,149,218,614 Class A Common Units issued and outstanding as of December 31, 2019 and 2020, respectively (including units that were issued effective first quarter of 2020 in respect of certain distributions relating to 2019). The Class A Common Units are held by Holdco, Silver Lake, and other investors. The Class A Common Units have no par value assigned to them.

During the years ended December 31, 2018 and 2019, the Company issued Class A Common Units of 170,160,524 and 160,151,081 for cash investments of $425.0 million and $470.0 million, respectively. Total costs incurred for the 2018 equity issuances were $12.3 million, which were netted against the proceeds received.

In 2020, the Company issued 24,094,971 Class A Common Units to Silver Lake as part of the Zuffa distribution discussed below.

In January 2019, the Company repurchased and cancelled 160,151,081 Class A Common Units from an investor for a total price of $475.0 million. The $5.0 million payment above fair value was recorded to other income (expense), net in the consolidated statement of operations for the year ended December 31, 2019.

In June 2018, the Company repurchased and cancelled 127,978,520 Class A Common Units from an investor for a total price of $319.6 million, which was based on the fair value of the units.

Profits Units

The Company has 312,786,595 and 314,123,415 Profits Units issued and outstanding as of December 31, 2019 and 2020, respectively. Other than certain Profits Units held by key executives, Profits Units are not entitled to participate in operating distributions unless otherwise elected by the Board. Certain Profits Units are designated as Catch-Up Profits Units and are entitled to certain “catch up” distributions once the distribution threshold applicable to such Catch-Up Profits Units has been met. All Profits Units have no par value assigned to them.

Non-controlling Interests

In January 2020, the Board of Zuffa approved the payment of a distribution in the amount of $300.0 million to Zuffa common unit and profits unit holders. During the year ended December 31, 2020, Zuffa authorized and paid the $300.0 million to each Zuffa common unit and profits units holder pro rata in three installments. In lieu of cash, the Company issued 17,119,727 Class A Common Units at fair value to Silver Lake for $47.7 million and issued a convertible promissory note to Silver Lake for $15.9 million that was due in March 2023. During the fourth quarter of 2020, Silver Lake converted its promissory note into 6,975,244 Class A Common Units, which was at fair value. This resulted in the Company retaining $202.6 million of the $300.0 million distributions that were paid.

As part of the acquisition of Zuffa in 2016, Zuffa issued $360.0 million of preferred equity in the form of Class P Units. The holders of Class P Units were entitled to a cumulative distribution at an annual rate of 13.0%, payable quarterly in arrears by accumulating and compounding to the liquidation preference (the “preferred return”). After the third, fourth and fifth anniversary, the Company had the option to elect to redeem any or all of the outstanding Class P Units at an amount per unit equal to the then current liquidation preference, plus a redemption premium of 105%, 102.5% and 100%, respectively. In September 2019, the Company redeemed all of the Class P Units for aggregate consideration of $537.7 million. The Company financed the redemption of the Class P Units, together with fees and expenses related thereto, with $465.0 million of incremental first lien term loans under the Zuffa Credit Facilities and $77.7 million of cash on hand, which included financing costs of $5.0 million. For the year ended December 31, 2018 and the period from January 1, 2019 to the full redemption above, the Company recorded the cumulative preferred return of $57.5 million and $45.7 million, respectively, to members’ equity in the consolidated balance sheets.

Equity Buyback

During the year ended December 31, 2017, the Company completed a unit buyback, which was approved by the Board. The buyback included a repurchase of 103,551,945 total vested Class A Common Units and Profits Units for $149.0 million, which was based on the fair value of the units. The payments under the unit buyback were primarily paid in three equal installments with payments made in March 2017, first quarter of 2018 and first quarter of 2019.